Consolidated Statements of Stockholders' Deficit (USD $)	Total	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Series B [Member]	Convertible Preferred Stock [Member] Series A-2 [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2011	$ (10,422,034)	$ 8,199,909			$ 9,739	$ 670,514	$ (11,102,287)
Beginning balance, shares at Dec. 31, 2011		4,820,549			9,738,580
Issuance of convertible preferred stock in exchange for cash				8,476,074
Issuance of convertible preferred stock in exchange for cash, shares				4,011,135
Issuance of common stock upon exercise of options	31,716				156	31,560
Issuance of common stock upon exercise of options, shares	156,624				156,624
Fair value of warrant liability transferred to equity	13,233				33	13,200
Common stock repurchased	(812)				(8)	(804)
Common stock repurchased, shares					(8,125)
Stock-based compensation expense	333,466					333,466
Net loss	(15,041,958)						(15,041,958)
Ending balance at Dec. 31, 2012	(25,086,389)	16,675,983			9,920	1,047,936	(26,144,245)
Ending balance, shares at Dec. 31, 2012		8,831,684			9,887,079
Issuance of convertible preferred stock in exchange for cash			4,294,259
Issuance of convertible preferred stock in exchange for cash, shares			4,083,225
Issuance of convertible preferred stock in exchange for cash, shares at Jan. 01, 2013 (Originally Reported [Member])			2,088,820
Issuance of Series B convertible preferred stock upon conversion of convertible debt and accrued interest			6,490,071
Issuance of Series B convertible preferred stock upon conversion of convertible debt and accrued interest, shares			6,041,356
Issuance of Series B convertible preferred stock upon conversion of convertible debt and accrued interest, shares at Jan. 01, 2013 (Originally Reported [Member])			3,090,524
Common stock warrants issued in connection with issuance of Series B convertible preferred stock		275
Common stock warrants issued in connection with issuance of Series B convertible preferred stock	136,380	(136,380)				136,380
Issuance of common stock upon exercise of options	65,593				94	65,499
Issuance of common stock upon exercise of options, shares	504,321				771,341
Issuance of common stock upon exercise of options, shares at Jan. 01, 2013 (Originally Reported [Member])					506,196
Common stock repurchased	(189)				(2)	(187)
Common stock repurchased, shares					(2,857)
Common stock repurchased, shares at Jan. 01, 2013 (Originally Reported [Member])					(1,875)
Vesting of early exercised options	3,974				13	3,961
Compensation expense for options issued a non-employee	4,679					4,679
Stock-based compensation expense	390,618					390,618
Effect of merger and recapitalization of share amounts					5,809	(5,809)
Effect of merger and recapitalization of share amounts at Jan. 01, 2013 (Originally Reported [Member])
Issuance of shares to shareholders of Ekso Bionics Holdings					5,280	(5,280)
Issuance of shares to shareholders of Ekso Bionics Holdings at Jan. 01, 2013 (Originally Reported [Member])
Issuance of shares to shareholders of Ekso Bionics Holdings, shares	5,280,368				5,280,368
Issuance of shares to shareholders of Ekso Bionics Holdings, shares at Jan. 01, 2013 (Originally Reported [Member])
Net loss	(11,887,374)						(11,887,374)
Ending balance at Dec. 31, 2013 (Originally Reported [Member])					10,025	1,648,886
Ending balance at Dec. 31, 2013	(36,372,708)	27,324,208			21,114	1,637,797	(38,031,619)
Ending balance, shares at Dec. 31, 2013 (Originally Reported [Member])		14,011,028			10,391,400
Ending balance, shares at Dec. 31, 2013		25,923,872			21,114,783
Issuance of common stock upon exercise of options	1,910				90	1,820
Issuance of common stock upon exercise of options, shares					90,057
Fair value of warrant liability transferred to equity	281,987					281,987
Fair value of warrant liability transferred to equity, shares		767,212
Conversion of preferred stock	27,324,208	(27,324,208)			26,691	27,297,517
Conversion of preferred stock, shares converted		(26,691,084)
Conversion of preferred stock, shares issued					26,691,084
Ending balance at Jan. 14, 2014	(8,764,603)				47,895	29,219,121	(38,031,619)
Ending balance, shares at Jan. 14, 2014					47,895,924
Issuance of convertible preferred stock in exchange for cash	25,300,000				25,300	25,274,700
Issuance of convertible preferred stock in exchange for cash, shares					25,300,000
Issuance of Series B convertible preferred stock upon conversion of convertible debt and accrued interest	5,082,578				5,000	5,077,578
Issuance of Series B convertible preferred stock upon conversion of convertible debt and accrued interest, shares					5,000,000
Shares issued to consultant					250	(250)
Shares issued to consultant, shares					250,000
Offering costs	(4,250,744)					(4,250,744)
Common stock warrants issued in connection with issuance of Series B convertible preferred stock	(10,613,550)					(10,613,550)
Fair value of warrant liability transferred to equity	95,760					95,760
Ending balance at Jan. 16, 2014	6,849,441				78,445	44,802,615	(38,031,619)
Ending balance, shares at Jan. 16, 2014					78,445,924
Issuance of common stock upon exercise of options	13,292				35	13,257
Issuance of common stock upon exercise of options, shares					34,095
Stock-based compensation expense	366,640					366,640
Net loss	(81,765,359)						(81,765,359)
Ending balance at Mar. 31, 2014	$ (74,535,986)				$ 78,480	$ 45,182,512	$ (119,796,978)
Ending balance, shares at Mar. 31, 2014					78,480,019